Other disclosures - Schedule of effect on fair value of financial instruments classified as Level 3 of a reasonable change in the assumptions used in the valuation (Details) € in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2025 EUR (€)	Dec. 31, 2024 EUR (€)
Financial liabilities held for trading | Caps/Floors | Local volatility
Disclosure of detailed information about financial instruments [line items]
Decrease in fair value liabilities due to changes in inputs	€ (100)	€ (110)
Increase in fair value of liabilities due to change in inputs	60	70
Financial liabilities held for trading | Foreign Exchange Options | Local volatility
Disclosure of detailed information about financial instruments [line items]
Decrease in fair value liabilities due to changes in inputs	(10)	(30)
Increase in fair value of liabilities due to change in inputs	10	20
Financial liabilities held for trading | Interest rate swap contract | Discounted cash flow
Disclosure of detailed information about financial instruments [line items]
Decrease in fair value liabilities due to changes in inputs		(4,090)
Increase in fair value of liabilities due to change in inputs		1,650
Financial liabilities held for trading | Interest rate swap contract | Discounted cash flow | Credit spread, measurement input
Disclosure of detailed information about financial instruments [line items]
Decrease in fair value liabilities due to changes in inputs	(1,700)
Increase in fair value of liabilities due to change in inputs	800
Financial liabilities held for trading | Interest rate swap contract | Discounted cash flow | Inflation Swap Rate, Measurement Input
Disclosure of detailed information about financial instruments [line items]
Decrease in fair value liabilities due to changes in inputs	(730)
Increase in fair value of liabilities due to change in inputs	€ 700
Financial liabilities held for trading | Interest rate swap contract | Discounted Cash Flows On Inflation Swap Rate
Disclosure of detailed information about financial instruments [line items]
Decrease in fair value liabilities due to changes in inputs		(4,770)
Increase in fair value of liabilities due to change in inputs		€ 4,240
Financial liabilities held for trading | Minimum | Caps/Floors | Local volatility | Historical volatility for shares, measurement input
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, liabilities	0.10	0.10
Financial liabilities held for trading | Minimum | Foreign Exchange Options | Local volatility | Historical volatility for shares, measurement input
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, liabilities	0.10	0.10
Financial liabilities held for trading | Minimum | Interest rate swap contract | Discounted cash flow | Credit spread, measurement input
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, liabilities	0.0016	0.0034
Financial liabilities held for trading | Minimum | Interest rate swap contract | Discounted cash flow | Inflation Swap Rate, Measurement Input
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, liabilities	0.01
Financial liabilities held for trading | Minimum | Interest rate swap contract | Discounted Cash Flows On Inflation Swap Rate | Inflation Swap Rate, Measurement Input
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, liabilities		0.01
Financial liabilities held for trading | Maximum | Caps/Floors | Local volatility | Historical volatility for shares, measurement input
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, liabilities	0.90	0.90
Financial liabilities held for trading | Maximum | Foreign Exchange Options | Local volatility | Historical volatility for shares, measurement input
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, liabilities	0.90	0.90
Financial liabilities held for trading | Maximum | Interest rate swap contract | Discounted cash flow | Credit spread, measurement input
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, liabilities	0.0036	0.0068
Financial liabilities held for trading | Maximum | Interest rate swap contract | Discounted cash flow | Inflation Swap Rate, Measurement Input
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, liabilities	0.99
Financial liabilities held for trading | Maximum | Interest rate swap contract | Discounted Cash Flows On Inflation Swap Rate | Inflation Swap Rate, Measurement Input
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, liabilities		0.99
Financial liabilities held for trading | Weighted average | Caps/Floors | Local volatility | Historical volatility for shares, measurement input
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, liabilities	0.4050	0.4220
Financial liabilities held for trading | Weighted average | Foreign Exchange Options | Local volatility | Historical volatility for shares, measurement input
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, liabilities	0.3960	0.4530
Financial liabilities held for trading | Weighted average | Interest rate swap contract | Discounted cash flow | Credit spread, measurement input
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, liabilities	0.002300	0.0044
Financial liabilities held for trading | Weighted average | Interest rate swap contract | Discounted cash flow | Inflation Swap Rate, Measurement Input
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, liabilities	0.4890
Financial liabilities held for trading | Weighted average | Interest rate swap contract | Discounted Cash Flows On Inflation Swap Rate | Inflation Swap Rate, Measurement Input
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, liabilities		0.4712
Financial assets held for trading | Repos / Reverse Repos | Market Proxy
Disclosure of detailed information about financial instruments [line items]
Decrease in fair value assets due to changes in inputs	€ (6,290)
Increase in fair value of assets due to change in inputs	6,290
Financial assets held for trading | Repos / Reverse Repos | Other Valuation Technique
Disclosure of detailed information about financial instruments [line items]
Decrease in fair value assets due to changes in inputs		€ (50)
Increase in fair value of assets due to change in inputs		0
Financial assets held for trading | Corporate Debt | Discounted cash flow
Disclosure of detailed information about financial instruments [line items]
Decrease in fair value assets due to changes in inputs	(2,520)	(4,500)
Increase in fair value of assets due to change in inputs	€ 2,580	€ 4,610
Financial assets held for trading | Corporate Debt | Minimum | Discounted cash flow | Credit spread, measurement input
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0	0
Financial assets held for trading | Corporate Debt | Maximum | Discounted cash flow | Credit spread, measurement input
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.10	0.10
Financial assets held for trading | Corporate Debt | Weighted average | Discounted cash flow | Credit spread, measurement input
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.0510	0.0506
Financial assets held for trading | Government Debt | Discounted cash flow
Disclosure of detailed information about financial instruments [line items]
Decrease in fair value assets due to changes in inputs	€ (8,280)	€ (8,070)
Increase in fair value of assets due to change in inputs	€ 8,220	€ 8,020
Financial assets held for trading | Government Debt | Minimum | Discounted cash flow | Discount Curve, Measurement Input
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0	0
Financial assets held for trading | Government Debt | Maximum | Discounted cash flow | Discount Curve, Measurement Input
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.08	0.08
Financial assets held for trading | Government Debt | Weighted average | Discounted cash flow | Discount Curve, Measurement Input
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.0400	0.0399
Financial assets held for trading | Other Debt Securities | Discounted cash flow
Disclosure of detailed information about financial instruments [line items]
Decrease in fair value assets due to changes in inputs	€ (1,290)
Increase in fair value of assets due to change in inputs	€ 530
Financial assets held for trading | Other Debt Securities | Minimum | Discounted cash flow | Credit spread, measurement input
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.10
Financial assets held for trading | Other Debt Securities | Maximum | Discounted cash flow | Credit spread, measurement input
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.90
Financial assets held for trading | Other Debt Securities | Weighted average | Discounted cash flow | Credit spread, measurement input
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.3330
Financial assets held for trading | Caps/Floors | Black Scholes Model
Disclosure of detailed information about financial instruments [line items]
Decrease in fair value assets due to changes in inputs	€ 0
Increase in fair value of assets due to change in inputs	€ (10)
Financial assets held for trading | Caps/Floors | Forward Estimation Valuation Technique
Disclosure of detailed information about financial instruments [line items]
Decrease in fair value assets due to changes in inputs		€ 0
Increase in fair value of assets due to change in inputs		€ 0
Financial assets held for trading | Caps/Floors | Minimum | Black Scholes Model | Historical volatility for shares, measurement input
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	(0.00065)
Financial assets held for trading | Caps/Floors | Minimum | Forward Estimation Valuation Technique | Interest rate, measurement input
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets		(0.0002)
Financial assets held for trading | Caps/Floors | Maximum | Black Scholes Model | Historical volatility for shares, measurement input
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.00065
Financial assets held for trading | Caps/Floors | Maximum | Forward Estimation Valuation Technique | Interest rate, measurement input
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets		0.0002
Financial assets held for trading | Caps/Floors | Weighted average | Black Scholes Model | Historical volatility for shares, measurement input
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.000013
Financial assets held for trading | Caps/Floors | Weighted average | Forward Estimation Valuation Technique | Interest rate, measurement input
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets		0.000000
Financial assets held for trading | Currency swap contract | Discounted cash flow
Disclosure of detailed information about financial instruments [line items]
Decrease in fair value assets due to changes in inputs	€ (10)	€ (10)
Increase in fair value of assets due to change in inputs	€ 10	€ 10
Financial assets held for trading | Currency swap contract | Minimum | Discounted cash flow | Credit spread, measurement input
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	1.567	1.58
Financial assets held for trading | Currency swap contract | Maximum | Discounted cash flow | Credit spread, measurement input
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	1.587	1.65
Financial assets held for trading | Currency swap contract | Weighted average | Discounted cash flow | Credit spread, measurement input
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	1.5770	1.6150
Financial assets held for trading | EQ Options | EQ Option Pricing Model Valuation Technique
Disclosure of detailed information about financial instruments [line items]
Decrease in fair value assets due to changes in inputs	€ (310)	€ (480)
Increase in fair value of assets due to change in inputs	440	690
Financial assets held for trading | EQ Options | Local Volatility Option Technique
Disclosure of detailed information about financial instruments [line items]
Decrease in fair value assets due to changes in inputs	(19,970)	(21,540)
Increase in fair value of assets due to change in inputs	€ 19,970	€ 21,540
Financial assets held for trading | EQ Options | Minimum | EQ Option Pricing Model Valuation Technique | Historical volatility for shares, measurement input
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0	0
Financial assets held for trading | EQ Options | Minimum | Local Volatility Option Technique | Historical volatility for shares, measurement input
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.10	0.10
Financial assets held for trading | EQ Options | Maximum | EQ Option Pricing Model Valuation Technique | Historical volatility for shares, measurement input
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.70	0.70
Financial assets held for trading | EQ Options | Maximum | Local Volatility Option Technique | Historical volatility for shares, measurement input
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.90	0.90
Financial assets held for trading | EQ Options | Weighted average | EQ Option Pricing Model Valuation Technique | Historical volatility for shares, measurement input
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.4120	0.4125
Financial assets held for trading | EQ Options | Weighted average | Local Volatility Option Technique | Historical volatility for shares, measurement input
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.5000	0.5000
Financial assets held for trading | Foreign Exchange Forward Contract | Forward Estimation Valuation Technique
Disclosure of detailed information about financial instruments [line items]
Decrease in fair value assets due to changes in inputs	€ (30)	€ (60)
Increase in fair value of assets due to change in inputs	€ 30	€ 70
Financial assets held for trading | Foreign Exchange Forward Contract | Minimum | Forward Estimation Valuation Technique | Swap Rate, Measurement Input
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0	0
Financial assets held for trading | Foreign Exchange Forward Contract | Maximum | Forward Estimation Valuation Technique | Swap Rate, Measurement Input
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.15	0.15
Financial assets held for trading | Foreign Exchange Forward Contract | Weighted average | Forward Estimation Valuation Technique | Swap Rate, Measurement Input
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.0750	0.0808
Financial assets held for trading | Foreign Exchange Options | FX Option Pricing Model
Disclosure of detailed information about financial instruments [line items]
Decrease in fair value assets due to changes in inputs	€ (490)	€ (650)
Increase in fair value of assets due to change in inputs	€ 470	€ 660
Financial assets held for trading | Foreign Exchange Options | Minimum | FX Option Pricing Model | Historical volatility for shares, measurement input
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.001	0
Financial assets held for trading | Foreign Exchange Options | Maximum | FX Option Pricing Model | Historical volatility for shares, measurement input
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.398	0.40
Financial assets held for trading | Foreign Exchange Options | Weighted average | FX Option Pricing Model | Historical volatility for shares, measurement input
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.1980	0.2010
Financial assets held for trading | Inflation Derivatives | Asset Swap Model Valuation Technique
Disclosure of detailed information about financial instruments [line items]
Decrease in fair value assets due to changes in inputs	€ (270)	€ (210)
Increase in fair value of assets due to change in inputs	€ 260	€ 180
Financial assets held for trading | Inflation Derivatives | Minimum | Asset Swap Model Valuation Technique | Inflation Swap Rate, Measurement Input
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.02	0.02
Financial assets held for trading | Inflation Derivatives | Maximum | Asset Swap Model Valuation Technique | Inflation Swap Rate, Measurement Input
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.08	0.08
Financial assets held for trading | Inflation Derivatives | Weighted average | Asset Swap Model Valuation Technique | Inflation Swap Rate, Measurement Input
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.0490	0.0478
Financial assets held for trading | IR Options | Interest Rate Option Pricing Model
Disclosure of detailed information about financial instruments [line items]
Decrease in fair value assets due to changes in inputs	€ (1,050)	€ (160)
Increase in fair value of assets due to change in inputs	€ 1,050	€ 220
Financial assets held for trading | IR Options | Minimum | Interest Rate Option Pricing Model | Historical volatility for shares, measurement input
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0	0
Financial assets held for trading | IR Options | Maximum | Interest Rate Option Pricing Model | Historical volatility for shares, measurement input
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.30	0.30
Financial assets held for trading | IR Options | Weighted average | Interest Rate Option Pricing Model | Historical volatility for shares, measurement input
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.1500	0.1734
Financial assets held for trading | Interest rate swap contract | Discounted Cash Flows on credit spread
Disclosure of detailed information about financial instruments [line items]
Decrease in fair value assets due to changes in inputs	€ (4,010)	€ (1,910)
Increase in fair value of assets due to change in inputs	3,940	1,740
Financial assets held for trading | Interest rate swap contract | Discounted Cash Flows on swap rate
Disclosure of detailed information about financial instruments [line items]
Decrease in fair value assets due to changes in inputs	(6,570)	(2,450)
Increase in fair value of assets due to change in inputs	2,920	2,410
Financial assets held for trading | Interest rate swap contract | Other Valuation Technique
Disclosure of detailed information about financial instruments [line items]
Decrease in fair value assets due to changes in inputs	(9,110)	(4,090)
Increase in fair value of assets due to change in inputs	€ 710	€ 0
Financial assets held for trading | Interest rate swap contract | Minimum | Discounted Cash Flows on credit spread | Credit spread, measurement input
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.165	0.478
Financial assets held for trading | Interest rate swap contract | Minimum | Discounted Cash Flows on swap rate | Swap Rate, Measurement Input
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets		0.01
Financial assets held for trading | Interest rate swap contract | Minimum | Discounted Cash Flows on swap rate | Inflation Swap Rate, Measurement Input
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.01
Financial assets held for trading | Interest rate swap contract | Minimum | Other Valuation Technique | Other Measurement Input
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.05	0.05
Financial assets held for trading | Interest rate swap contract | Maximum | Discounted Cash Flows on credit spread | Credit spread, measurement input
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	1.034	2.734
Financial assets held for trading | Interest rate swap contract | Maximum | Discounted Cash Flows on swap rate | Swap Rate, Measurement Input
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets		0.99
Financial assets held for trading | Interest rate swap contract | Maximum | Discounted Cash Flows on swap rate | Inflation Swap Rate, Measurement Input
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.99
Financial assets held for trading | Interest rate swap contract | Weighted average | Discounted Cash Flows on credit spread | Credit spread, measurement input
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.5960	1.5536
Financial assets held for trading | Interest rate swap contract | Weighted average | Discounted Cash Flows on swap rate | Swap Rate, Measurement Input
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets		0.4958
Financial assets held for trading | Interest rate swap contract | Weighted average | Discounted Cash Flows on swap rate | Inflation Swap Rate, Measurement Input
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.3120
Financial assets held for trading | Others | Forward Estimation Valuation Technique
Disclosure of detailed information about financial instruments [line items]
Decrease in fair value assets due to changes in inputs	€ (3,950)	€ (3,000)
Increase in fair value of assets due to change in inputs	€ 3,940	€ 3,080
Financial assets held for trading | Others | Minimum | Forward Estimation Valuation Technique | Price, Measurement Input
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.0060	0.0060
Financial assets held for trading | Others | Maximum | Forward Estimation Valuation Technique | Price, Measurement Input
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.0300	0.0300
Financial assets held for trading | Others | Weighted average | Forward Estimation Valuation Technique | Price, Measurement Input
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.01815	0.018150
Financial assets held for trading | Property Derivatives | Option pricing model
Disclosure of detailed information about financial instruments [line items]
Decrease in fair value assets due to changes in inputs	€ (2,920)	€ (3,390)
Increase in fair value of assets due to change in inputs	€ 2,920	€ 3,390
Financial assets held for trading | Property Derivatives | Minimum | Option pricing model | Growth Rate, Measurement Input
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	(0.05)	(0.05)
Financial assets held for trading | Property Derivatives | Maximum | Option pricing model | Growth Rate, Measurement Input
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.05	0.05
Financial assets held for trading | Property Derivatives | Weighted average | Option pricing model | Growth Rate, Measurement Input
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.0000	0.0000
Financial assets held for trading | Securitisation Swap | Discounted cash flow
Disclosure of detailed information about financial instruments [line items]
Decrease in fair value assets due to changes in inputs	€ (440)	€ (630)
Increase in fair value of assets due to change in inputs	€ 830	€ 630
Financial assets held for trading | Securitisation Swap | Minimum | Discounted cash flow | Constant prepayment rate, measurement input
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.10	0.10
Financial assets held for trading | Securitisation Swap | Maximum | Discounted cash flow | Constant prepayment rate, measurement input
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.90	0.90
Financial assets held for trading | Securitisation Swap | Weighted average | Discounted cash flow | Constant prepayment rate, measurement input
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.6230	0.5000
Financial assets held for trading | Debt Securities, Other | Discounted cash flow
Disclosure of detailed information about financial instruments [line items]
Decrease in fair value assets due to changes in inputs		€ (1,180)
Increase in fair value of assets due to change in inputs		€ 1,450
Financial assets held for trading | Debt Securities, Other | Minimum | Discounted cash flow | Credit spread, measurement input
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets		0.10
Financial assets held for trading | Debt Securities, Other | Maximum | Discounted cash flow | Credit spread, measurement input
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets		0.90
Financial assets held for trading | Debt Securities, Other | Weighted average | Discounted cash flow | Credit spread, measurement input
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets		0.5405
Financial assets held for trading | Credit Default Swap1 | Price Based Valuation Technique
Disclosure of detailed information about financial instruments [line items]
Decrease in fair value assets due to changes in inputs		€ (90)
Increase in fair value of assets due to change in inputs		€ 100
Financial assets held for trading | Credit Default Swap1 | Minimum | Price Based Valuation Technique | Credit spread, measurement input
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets		1
Financial assets held for trading | Credit Default Swap1 | Maximum | Price Based Valuation Technique | Credit spread, measurement input
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets		2.50
Financial assets held for trading | Credit Default Swap1 | Weighted average | Price Based Valuation Technique | Credit spread, measurement input
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets		1.7883
Financial assets at fair value through profit and loss | Other Debt Securities | Other Valuation Technique
Disclosure of detailed information about financial instruments [line items]
Decrease in fair value assets due to changes in inputs	€ (3,440)
Increase in fair value of assets due to change in inputs	€ 3,420
Financial assets at fair value through profit and loss | Other Debt Securities | Minimum | Other Valuation Technique | Inflation Swap Rate, Measurement Input
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0
Financial assets at fair value through profit and loss | Other Debt Securities | Maximum | Other Valuation Technique | Inflation Swap Rate, Measurement Input
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.08
Financial assets at fair value through profit and loss | Other Debt Securities | Weighted average | Other Valuation Technique | Inflation Swap Rate, Measurement Input
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.0400
Financial assets at fair value through profit and loss | Loans | Discounted cash flow
Disclosure of detailed information about financial instruments [line items]
Decrease in fair value assets due to changes in inputs	€ (150)	€ (150)
Increase in fair value of assets due to change in inputs	€ 150	€ 150
Financial assets at fair value through profit and loss | Loans | Minimum | Discounted cash flow | Credit spread, measurement input
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.001	0.001
Financial assets at fair value through profit and loss | Loans | Maximum | Discounted cash flow | Credit spread, measurement input
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.03	0.020
Financial assets at fair value through profit and loss | Loans | Weighted average | Discounted cash flow | Credit spread, measurement input
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.0160	0.0105
Financial assets at fair value through profit and loss | Mortgage Portfolio | Black Scholes Model
Disclosure of detailed information about financial instruments [line items]
Decrease in fair value assets due to changes in inputs	€ (230)	€ (240)
Increase in fair value of assets due to change in inputs	€ 230	€ 240
Financial assets at fair value through profit and loss | Mortgage Portfolio | Minimum | Black Scholes Model | Growth Rate, Measurement Input
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	(0.05)	(0.05)
Financial assets at fair value through profit and loss | Mortgage Portfolio | Maximum | Black Scholes Model | Growth Rate, Measurement Input
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.05	0.05
Financial assets at fair value through profit and loss | Mortgage Portfolio | Weighted average | Black Scholes Model | Growth Rate, Measurement Input
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.0000	0.0000
Financial assets at fair value through profit and loss | Debt Securities, Other | Other Valuation Technique
Disclosure of detailed information about financial instruments [line items]
Decrease in fair value assets due to changes in inputs		€ (3,630)
Increase in fair value of assets due to change in inputs		€ 3,550
Financial assets at fair value through profit and loss | Debt Securities, Other | Minimum | Other Valuation Technique | Inflation Swap Rate, Measurement Input
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets		0
Financial assets at fair value through profit and loss | Debt Securities, Other | Maximum | Other Valuation Technique | Inflation Swap Rate, Measurement Input
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets		0.08
Financial assets at fair value through profit and loss | Debt Securities, Other | Weighted average | Other Valuation Technique | Inflation Swap Rate, Measurement Input
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets		0.0396
Non-trading financial assets mandatorily at fair value through profit or loss | Loans and advances to customers | Probability Weighting Valuation Technique
Disclosure of detailed information about financial instruments [line items]
Decrease in fair value assets due to changes in inputs	€ (120)	€ (240)
Increase in fair value of assets due to change in inputs	€ 120	€ 240
Non-trading financial assets mandatorily at fair value through profit or loss | Loans and advances to customers | Minimum | Probability Weighting Valuation Technique | Growth Rate, Measurement Input
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	(0.05)	(0.05)
Non-trading financial assets mandatorily at fair value through profit or loss | Loans and advances to customers | Maximum | Probability Weighting Valuation Technique | Growth Rate, Measurement Input
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.05	0.05
Non-trading financial assets mandatorily at fair value through profit or loss | Loans and advances to customers | Weighted average | Probability Weighting Valuation Technique | Growth Rate, Measurement Input
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.0000	0.0000
Non-trading financial assets mandatorily at fair value through profit or loss | Equity instruments | Price Based Valuation Technique
Disclosure of detailed information about financial instruments [line items]
Decrease in fair value assets due to changes in inputs	€ (204,540)	€ (183,980)
Increase in fair value of assets due to change in inputs	€ 204,540	€ 183,980
Non-trading financial assets mandatorily at fair value through profit or loss | Equity instruments | Minimum | Price Based Valuation Technique | Price, Measurement Input
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.90	0.90
Non-trading financial assets mandatorily at fair value through profit or loss | Equity instruments | Maximum | Price Based Valuation Technique | Price, Measurement Input
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	1.10	1.10
Non-trading financial assets mandatorily at fair value through profit or loss | Equity instruments | Weighted average | Price Based Valuation Technique | Price, Measurement Input
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	1	1.0000
Financial assets at fair value through other comprehensive income | Corporate Debt | Discounted cash flow
Disclosure of detailed information about financial instruments [line items]
Decrease in fair value assets due to changes in inputs		€ (90)
Increase in fair value of assets due to change in inputs		€ 90
Financial assets at fair value through other comprehensive income | Corporate Debt | Minimum | Discounted cash flow | Margin Of A Reference Portfolio
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets		(0.0001)
Financial assets at fair value through other comprehensive income | Corporate Debt | Maximum | Discounted cash flow | Margin Of A Reference Portfolio
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets		0.0001
Financial assets at fair value through other comprehensive income | Corporate Debt | Weighted average | Discounted cash flow | Margin Of A Reference Portfolio
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets		0.000009
Financial assets at fair value through other comprehensive income | Loans | Forward Estimation Valuation Technique
Disclosure of detailed information about financial instruments [line items]
Decrease in fair value assets due to changes in inputs	€ (4,720)	€ (1,960)
Increase in fair value of assets due to change in inputs	0	0
Financial assets at fair value through other comprehensive income | Loans | Discounted Cash Flows on credit spread
Disclosure of detailed information about financial instruments [line items]
Decrease in fair value assets due to changes in inputs	(23,250)	(18,610)
Increase in fair value of assets due to change in inputs	0	0
Financial assets at fair value through other comprehensive income | Loans | Discounted Cash Flows On Interest Rate Curve
Disclosure of detailed information about financial instruments [line items]
Decrease in fair value assets due to changes in inputs	(1,690)	(170)
Increase in fair value of assets due to change in inputs	1,690	170
Financial assets at fair value through other comprehensive income | Loans | Market comparable prices
Disclosure of detailed information about financial instruments [line items]
Decrease in fair value assets due to changes in inputs	(11,530)	(4,910)
Increase in fair value of assets due to change in inputs	€ 1,990	1,230
Financial assets at fair value through other comprehensive income | Loans | Discounted Cash Flows On Margin Of A Reference Portfolio
Disclosure of detailed information about financial instruments [line items]
Decrease in fair value assets due to changes in inputs		(30,360)
Increase in fair value of assets due to change in inputs		€ 30,360
Financial assets at fair value through other comprehensive income | Loans | Minimum | Forward Estimation Valuation Technique | Credit spread, measurement input
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.01537	0.0150
Financial assets at fair value through other comprehensive income | Loans | Minimum | Discounted Cash Flows On Interest Rate Curve | Interest rate, measurement input
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.041	0.034
Financial assets at fair value through other comprehensive income | Loans | Minimum | Market comparable prices | Market Price, Measurement Input
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	(0.007)	(0.05)
Financial assets at fair value through other comprehensive income | Loans | Minimum | Discounted Cash Flows On Margin Of A Reference Portfolio | Margin Of A Preference Portfolio, Measurement Input
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets		(0.0001)
Financial assets at fair value through other comprehensive income | Loans | Maximum | Forward Estimation Valuation Technique | Credit spread, measurement input
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.02337	0.0232
Financial assets at fair value through other comprehensive income | Loans | Maximum | Discounted Cash Flows On Interest Rate Curve | Interest rate, measurement input
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.072	0.065
Financial assets at fair value through other comprehensive income | Loans | Maximum | Market comparable prices | Market Price, Measurement Input
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.001	0.20
Financial assets at fair value through other comprehensive income | Loans | Maximum | Discounted Cash Flows On Margin Of A Reference Portfolio | Margin Of A Preference Portfolio, Measurement Input
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets		0.0001
Financial assets at fair value through other comprehensive income | Loans | Weighted average | Forward Estimation Valuation Technique | Credit spread, measurement input
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.015400	0.0150
Financial assets at fair value through other comprehensive income | Loans | Weighted average | Discounted Cash Flows On Interest Rate Curve | Interest rate, measurement input
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.0570	0.0495
Financial assets at fair value through other comprehensive income | Loans | Weighted average | Market comparable prices | Market Price, Measurement Input
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	(0.0060)	0.0001
Financial assets at fair value through other comprehensive income | Loans | Weighted average | Discounted Cash Flows On Margin Of A Reference Portfolio | Margin Of A Preference Portfolio, Measurement Input
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets		0.000000
Financial assets at fair value through other comprehensive income | Equity instruments | Price Based Valuation Technique
Disclosure of detailed information about financial instruments [line items]
Decrease in fair value assets due to changes in inputs	€ (28,600)	€ (37,560)
Increase in fair value of assets due to change in inputs	€ 28,600	€ 37,560
Financial assets at fair value through other comprehensive income | Equity instruments | Minimum | Price Based Valuation Technique | Price, Measurement Input
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.90	0.90
Financial assets at fair value through other comprehensive income | Equity instruments | Maximum | Price Based Valuation Technique | Price, Measurement Input
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	1.10	1.10
Financial assets at fair value through other comprehensive income | Equity instruments | Weighted average | Price Based Valuation Technique | Price, Measurement Input
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	1.0000	1.0000
Financial assets at fair value through other comprehensive income | Mortgage Letters | Discounted cash flow
Disclosure of detailed information about financial instruments [line items]
Decrease in fair value assets due to changes in inputs	€ (80)
Increase in fair value of assets due to change in inputs	€ 80
Financial assets at fair value through other comprehensive income | Mortgage Letters | Minimum | Discounted cash flow | Mortgage Letters, Measurement Input
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.025
Financial assets at fair value through other comprehensive income | Mortgage Letters | Maximum | Discounted cash flow | Mortgage Letters, Measurement Input
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.042
Financial assets at fair value through other comprehensive income | Mortgage Letters | Weighted average | Discounted cash flow | Mortgage Letters, Measurement Input
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.0330
Financial assets at fair value through other comprehensive income | Mortgage Letters, Debt Securities | Discounted cash flow
Disclosure of detailed information about financial instruments [line items]
Decrease in fair value assets due to changes in inputs		€ 0
Increase in fair value of assets due to change in inputs		€ 0
Financial assets at fair value through other comprehensive income | Mortgage Letters, Debt Securities | Minimum | Discounted cash flow | Mortgage Letters, Measurement Input
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets		0.016
Financial assets at fair value through other comprehensive income | Mortgage Letters, Debt Securities | Maximum | Discounted cash flow | Mortgage Letters, Measurement Input
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets		0.052
Financial assets at fair value through other comprehensive income | Mortgage Letters, Debt Securities | Weighted average | Discounted cash flow | Mortgage Letters, Measurement Input
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets		0.0340